Components Of Other Comprehensive Income/(Loss) (Tables)	12 Months Ended
Dec. 31, 2011
Components Of Other Comprehensive Income/(Loss) [Abstract]
Accumulated Other Comprehensive Income/Loss

(Dollars in thousands)	Before-Tax Amount	Tax Benefit/ (Expense)	Accumulated Other Comprehensive Income/(Loss)

December 31, 2008	$(168,661)	$64,931	$(151,831)
Other comprehensive income:
Unrealized market adjustments on securities available for sale	34,759	(12,145)	22,614
Pension and postretirement plans:
Prior service cost arising during period	17,088	(6,259)	10,829
Net actuarial gain/(loss) arising during period (a)	6,024	(2,483)	3,541
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net periodic benefit cost	1,007	(369)	638

December 31, 2009	58,878	(21,256)	(114,209)

Other comprehensive income:
Unrealized market adjustments on securities available for sale	(32,727)	12,731	(19,996)
Adjustment for net gains/(losses) included in net income	715	(278)	437
Pension and postretirement plans:
Net actuarial gain/(loss) arising during period	(5,439)	2,014	(3,425)
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net periodic benefit cost	15,121	(5,474)	9,647

December 31, 2010	(22,330)	8,993	(127,546)

Other comprehensive income:
Unrealized market adjustments on securities available for sale	34,748	(13,517)	21,231
Adjustment for net gains/(losses) included in net income	773	(301)	472
Pension and postretirement plans:
Net actuarial gain/(loss) arising during period	(60,953)	23,337	(37,616)
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net periodic benefit cost	21,556	(8,253)	13,303

December 31, 2011	$(3,876)	$1,266	$(130,156)

(a)	Includes a positive, after-tax effect of $18.3 million due to a pension curtailment. See Note 19 – Savings, Pension, and Other Employee Benefits.